Cash and cash equivalents (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of financial position	[1]	$ 825.7	$ 578.0	[2]
Cash and cash equivalents of discontinued operations		27.6
Cash and cash equivalents as presented in the consolidated statement of cash flows		853.3	578.0		$ 293.8	$ 514.1
Short-term deposits, classified as cash equivalents		653.0	175.0
AAA (F1+)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of cash flows		51.8	16.7
A (F1)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of cash flows		476.0	282.3
BBB+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of cash flows			0.2
BBB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of cash flows		104.9	55.9
B
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of cash flows		215.7	200.3
C/not rated
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents as presented in the consolidated statement of cash flows		$ 4.9	$ 22.6

[1]	Excludes $27.6 million cash classified within assets held for sale as of December 31, 2025 (see note 32.2).
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)